Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 55,108	$ 19,150	$ 17,425
Marketable securities	61,326	101,274	175,057
Accounts receivable, net	15,888	12,751	11,097
Deferred commissions	7,746	5,438	3,675
Prepaid expenses and other current assets	3,884	3,772	3,476
Total current assets	143,952	142,385	210,730
Property and equipment, net	5,912	6,896	3,630
Marketable securities, noncurrent	0	13,335	6,220
Restricted cash, noncurrent	1,000	1,000	0
Deferred commissions, noncurrent	3,861	4,923	2,563
Other assets	4,691	4,735	131
Total assets	159,416	173,274	223,274
Current liabilities:
Accounts payable	3,603	3,384	3,217
Accrued expenses and other current liabilities	4,894	4,550	5,791
Accrued compensation	7,146	11,477	10,455
Deferred revenue	30,730	26,590	20,708
Total current liabilities	46,373	46,001	40,171
Deferred revenue, noncurrent	6,700	7,522	6,652
Other liabilities, noncurrent	1,255	1,397	261
Total liabilities	54,328	54,920	47,084
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 and no shares authorized as of December 31, 2014 and 2013; no shares issued and outstanding as of December 31, 2014 and 2013		0	0
Common stock value issued	10	10
Additional paid-in capital	451,586	415,519	393,397
Accumulated other comprehensive income	38	(79)	(40)
Accumulated deficit	(346,546)	(297,096)	(217,176)
Total stockholders’ equity (deficit)	105,088	118,354	176,190
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$ 159,416	173,274	223,274
Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock, $0.0001 par value; no and 64,475,662 shares authorized as of December 31, 2014 and 2013; no and 64,475,633 shares issued and outstanding as of December 31, 2014 and 2013		0	0
Class A [Member]
Stockholders’ equity (deficit):
Common stock value issued		6	6
Class B [Member]
Stockholders’ equity (deficit):
Common stock value issued		$ 4	$ 3